Acquisitions (Details 9) (USD $)	12 Months Ended				12 Months Ended							12 Months Ended										12 Months Ended				12 Months Ended							12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2014	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Water treatment facilities and equipment Minimum	Mar. 31, 2014 Water treatment facilities and equipment Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Jun. 19, 2012 Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil tanks and related equipment Maximum	Mar. 31, 2014 Crude oil logistics and water solutions	Mar. 31, 2013 Crude oil logistics and water solutions item	Mar. 31, 2013 Crude oil logistics and water solutions Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Change	Mar. 31, 2014 Crude oil logistics and water solutions Trade names	Mar. 31, 2013 Crude oil logistics and water solutions Trade names Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Trade names Change	Mar. 31, 2014 Crude oil logistics and water solutions Customer relationships	Mar. 31, 2014 Crude oil logistics and water solutions Customer relationships Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Customer relationships Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Customer relationships Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Customer relationships Change	Mar. 31, 2014 Crude oil logistics and water solutions Non-compete agreements	Mar. 31, 2013 Crude oil logistics and water solutions Non-compete agreements Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Non-compete agreements Change	Mar. 31, 2014 Crude oil logistics and water solutions Land	Mar. 31, 2013 Crude oil logistics and water solutions Land Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Land Change	Mar. 31, 2014 Crude oil logistics and water solutions Vehicles	Mar. 31, 2014 Crude oil logistics and water solutions Vehicles Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Vehicles Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Vehicles Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Vehicles Change	Mar. 31, 2014 Crude oil logistics and water solutions Water treatment facilities and equipment	Mar. 31, 2014 Crude oil logistics and water solutions Water treatment facilities and equipment Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Water treatment facilities and equipment Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Water treatment facilities and equipment Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Water treatment facilities and equipment Change	Mar. 31, 2014 Crude oil logistics and water solutions Buildings and leasehold improvements	Mar. 31, 2014 Crude oil logistics and water solutions Buildings and leasehold improvements Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Buildings and leasehold improvements Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Buildings and leasehold improvements Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Buildings and leasehold improvements Change	Mar. 31, 2014 Crude oil logistics and water solutions Crude oil tanks and related equipment	Mar. 31, 2014 Crude oil logistics and water solutions Crude oil tanks and related equipment Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Crude oil tanks and related equipment Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Crude oil tanks and related equipment Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Crude oil tanks and related equipment Change	Mar. 31, 2014 Crude oil logistics and water solutions Other	Mar. 31, 2014 Crude oil logistics and water solutions Other Minimum	Mar. 31, 2014 Crude oil logistics and water solutions Other Maximum	Mar. 31, 2013 Crude oil logistics and water solutions Other Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Other Change	Mar. 31, 2014 Crude oil logistics and water solutions Construction in progress	Mar. 31, 2013 Crude oil logistics and water solutions Construction in progress Estimated at March 31, 2013	Mar. 31, 2014 Crude oil logistics and water solutions Construction in progress Change
Acquisitions
Number of business combination agreements	2														4
Liabilities assumed in the form of non-compete agreements															$ 1,300,000
Number of common units issued to acquire business (in shares)														516,978
General and administrative expense															300,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade														2,676,000		2,660,000	16,000
Inventories														191,000		191,000
Prepaid expenses and other current assets														737,000		738,000	(1,000)
Property, plant and equipment											17,851,000																		218,000	191,000	27,000	853,000			771,000	82,000	13,665,000			13,322,000	343,000	895,000			2,233,000	(1,338,000)	4,510,000			1,781,000	2,729,000	27,000			2,000	25,000	490,000	693,000	(203,000)
Useful life of property, plant and equipment					3 years	25 years	3 years	30 years	3 years	40 years		2 years	40 years																				5 years	10 years				3 years	30 years				5 years	30 years				2 years	15 years				3 years	5 years
Intangible assets																		2,100,000	500,000	1,600,000	13,125,000			6,800,000	6,325,000	164,000	510,000	(346,000)
Useful life of intangible assets																						5 years	10 years			3 years
Goodwill	555,220,000	1,107,006,000	167,245,000	8,568,000										34,451,000		43,822,000	(9,371,000)
Accounts payable - trade														(3,374,000)		(3,374,000)
Accrued expenses and other payables														(1,914,000)		(2,026,000)	112,000
Notes payable														(1,340,000)		(1,340,000)
Other noncurrent liabilities														(156,000)	(1,340,000)	(156,000)
Noncontrolling interest														(2,333,000)		(2,333,000)
Fair value of net assets acquired														64,985,000		64,985,000
Consideration paid for acquisition
Cash paid, net of cash acquired	14,000,000													52,552,000
Value of common units issued														12,433,000
Total consideration paid														$ 64,985,000